FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          February 12, 2007



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $153,175
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                               SHARED
                                                                        MARKET SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES    VALUE  (A)   (B)    (C)     MGR      (A)     (B)       (C)

21st Century Insurance                    COM      90130N103     62760     1108  X                             62760       0       0
AAON, Inc.                                COM      360206       506515    13311  X                            506515       0       0
Acadia Realty Trust                       COM      4239109       19000      475  X                             19000       0       0
Alaska Communications Systems             COM      01167P101     40000      608  X                             40000       0       0
American Dental Partners                  COM      25353103     768288    14513  X                            768288       0       0
American Financial Realty Trust           COM      02607P305     30000      343  X                             30000       0       0
AutoZone Inc.                             COM      53332102       4983      576  X                              4983       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      550  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        265      971  X                               265       0       0
Cam Commerce Solutions Inc.               COM      131916108    363561     8824  X                            363561       0       0
Catalina Marketing Corp                   COM      148867104     34730      955  X                             34730       0       0
Conagra Food Inc                          COM      205887102     10000      270  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2159  X                             30000       0       0
DATATRAK International Inc.               COM      238134100    531396     2668  X                            531396       0       0
Deb Shops, Inc.                           COM      242728103     13110      346  X                             13110       0       0
Diamond Hill Investment Group Inc.        COM      25264R207     99243     8310  X                             99243       0       0
Dionex Corp                               COM      254546104     19590     1111  X                             19590       0       0
FARO Technologies Inc.                    COM      311642102    625069    15027  X                            625069       0       0
Getty Images Inc.                         COM      374276103     13033      558  X                             13033       0       0
Hospitality Properties Trust              COM      44106M102     10600      504  X                             10600       0       0
Interactive Intelligence Inc.             COM      45839M103    797572    17881  X                            797572       0       0
iShares MSCI Emerg Mrkt Index Fund        COM      464287234      8130      928  X                              8130       0       0
iShares Trust                             US TIP B 464287176      3334      329  X                              3334       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      220  X                              4600       0       0
Kinder Morgan Management LLC              SHS      49455U100      7513      343  X                              7513       0       0
Level 3 Communications                    COM      52729N100     14500       81  X                             14500       0       0
Mediware Information Systems              COM      584946107    746602     6242  X                            746602       0       0
Microsoft Corp.                           COM      594918104     27297      815  X                             27297       0       0
Mity Enterprises, Inc.                    COM      606850105    266790     4776  X                            266790       0       0
Morningstar, Inc.                         COM      617700109     31420     1415  X                             31420       0       0
National Retail Properties, Inc.          COM      637417106     14000      321  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      586  X                             12000       0       0
Pfizer Inc.                               COM      717081103     10000      259  X                             10000       0       0
Sears Holdings Corp                       COM      812350106      6018     1011  X                              6018       0       0
Select Comfort Corp                       COM      81616X103     52082      906  X                             52082       0       0
Softbrands Inc.                           COM      83402A107   1484828     2519  X                           1484828       0       0
Specialty Underwriters Alliance           COM      84751T309   1260787    10591  X                           1260787       0       0
SPRD Trust                                UNIT SR1 78462F103      1643      233  X                              1643       0       0
Stratasys Inc.                            COM      862685104    471484    14809  X                            471484       0       0
Tandy Leather Factory Inc.                COM      87538X105    154825     1249  X                            154825       0       0
Templeton Global Income Fund              COM      880198106     73227      694  X                             73227       0       0
Transact Technologies Inc.                COM      892918103    515347     4277  X                            515347       0       0
Utah Medical Products                     COM      917488108    185356     6113  X                            185356       0       0
Vanguard Intl Eq Index                    EUR ETF  922042874      7632      520  X                              7632       0       0
Vanguard Intl Eq Index                    PAC ETF  922042866      7113      473  X                              7113       0       0
Vanguard Intl Eq Index                    E MT ETF 922042858      6507      504  X                              6507       0       0
White Mountains Insurance Group           COM      G9618E107      1478      856  X                              1478       0       0
Winthrop Realty Trust, Inc                COM      976391102     97450      668  X                             97450       0       0
XCEL Energy Inc.                          COM      98389B100     16000      369  X                             16000       0       0